UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins
Hatteras Capital Investment Management, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Better Capital Ltd	BCAP LN	n/a	May 24, 2011	Proposal I: To receive and adopt the audited accounts, the Directors’ report, and the Auditors’ report for the period from 24 November 2009 to 31 March 2011	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011	Proposal II: To approve the Directors’ remuneration for the period 24 November 2009 to 31 March 2011	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011	Proposal III: To re-appoint Richard Crowder as Director of the Company, retiring in accordance with the Company’s articles of incorporation (the “Articles”)	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011	Proposal IV: To re-appoint Richard Battey as Director of the Company, retiring in accordance with the Company’s Articles	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011	Proposal V: To re-appoint Philip Bowman as Director of the Company, retiring in accordance with the Company’s Articles	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011	Proposal VI: To re-appoint Mark Huntley as Director of the Company, retiring in accordance with the UKLA Listing Rules	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011	Proposal VII: To re-appoint BDO Limited, who have indicated their willingness to continue in office, as Auditors of the Company and to hold office until the next Annual General Meeting	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011	Proposal VIII: To authorize the Directors to determine BDO Limited’s remuneration	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011
Proposal IX: To approve that the Company generally be and is hereby authorized for the purposes of the Companies (Guernsey)Law, 2008 (the “Law”) to make market purchases (as defined in the Law) of the ordinary shares in the capital of the Company of no par value each (the “Ordinary Shares”) provided that:-a. The maximum number of Ordinary Shares authorized to be purchased shall be 15 per cent. of the Company’s issued Ordinary Shares immediately following this annual general meeting; b. The minimum price (exclusive of expenses) which may be paid for such shares is GBP 0.01 per Ordinary Share; c. The maximum price (exclusive of expenses) payable by the Company which may be paid for Ordinary Shares shall be equal to 105 per cent. of the average of the middle market quotations for the Ordinary Shares as derived from the daily Official List of the London Stock Exchange for the five business days immediately preceding the day on which the purchase is made; d. The authority hereby conferred shall (unless previously renewed or revoked) expire at the end of the annual general meeting of the Company to be held in 2012 or, if earlier, the date falling eighteen months from the passing of these resolutions; e. The Company may make a contract to purchase its own Ordinary Shares under that authority hereby conferred prior to the expiry of such authority which will or may be executed wholly or partly after the expiry of such authority, and may make a purchase of its own Ordinary Shares in pursuance of any such contract; and f. The purchase price may be paid by the Company out of distributable profits or out of capital and share premium or otherwise to the fullest extent permitted by the Law.
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Better Capital Ltd	BCAP LN	n/a	May 24, 2011
Proposal X: That the Directors of the Company from time to time (the “Board”) be and are hereby generally empowered in accordance with the Company’s Articles (in substitution for any existing such power or authority) to allot up to: (i) the aggregate number of Ordinary Shares (within the meaning given in the Articles) as represent no more than 5 per cent. of the existing issued share capital of the Company already admitted to trading on the London Stock Exchange’s main market for listed securities immediately following this annual general meeting; and (ii) in any rolling three-year period, such number of Ordinary Shares as constitutes no more than 7.5 per cent. of the existing issued share capital of the Company already admitted to trading on the London Stock Exchange’s main market for listed securities immediately following this annual general meeting:-a. This power shall (unless previously revoked, varied or renewed by the Company) expire on the conclusion of the annual general meeting of the Company to be held in 2012, save that the Company may make prior to such expiry any offer or agreement which would or might require shares to be allotted after expiry of such period and the Board may allot shares pursuant to such an offer or agreement notwithstanding the expiry of the authority given by this resolution; and b. this power shall be limited to the allotment of Ordinary Shares of nil par value each in the Company’s capital.
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal I:
Approval of the annual accounts on the financial year ending 31 March 2011, including the adoption of the appropriation of profit as proposed by the board of directors, and adoption of a gross dividend of EUR 2,45 gross per share
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011	Proposal II: Discharge to the directors for the performance of their duties during the financial year ending on 31 March 2011	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011	Proposal III: Discharge to the auditor for the performance of his duties during the financial year ending on 31 March 2011	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal IV:
(a)Appointment of Martine Reynaers as director nominated by the Vlaamse Participatiemaatschappij NV, a subsidiary of the Flemish Government. This term of office will run for a period of four years until the end of the ordinary shareholders’ meeting of 2015
(b) Appointment of Christine van Broeckhoven as director nominated by the Vlaamse Participatiemaatschappij NV, a subsidiary of the Flemish Government. This term of office will run for a period of four years until the end of the ordinary shareholders’ meeting of 2015
(c) Appointment of Urbain Vandeurzen as director nominated by the Vlaamse Participatiemaatschappij NV, a subsidiary of the Flemish Government. This term of office will run for a period of four years until the end of the ordinary shareholders’ meeting of 2015
(d) Appointment of Johan Van den Driessche as director nominated by the Vlaamse Participatiemaatschappij NV, a subsidiary of the Flemish Government. This term of office will run for a period of four years until the end of the ordinary shareholders’ meeting of 2015
(e) Appointment of Francis Vanderhoydonck as director nominated by the Vlaamse Participatiemaatschappij NV, a subsidiary of the Flemish Government. This term of office will run for a period of four years until the end of the ordinary shareholders’ meeting of 2015
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal V:
Determination of the total amount of the fixed remuneration of all members of the board of directors, including the remuneration of the chairman and the managing director, at 1 450 000 EUR per year and authorization granted to the board of directors to decide on the allocation hereof amongst the directors; determination of the fixed remuneration of the chairmen of the audit committee, the remuneration committee and the nomination determination of the attendance fee for each director at 670 EUR and this for every meeting of the board of directors or a committee set up within the board of directors, and the total yearly amount of attendance fees for committee attendances per committee not succeeding 3 250 EUR
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal VI:
Extension of the existing authorization, regarding the authorized capital as provided in article 8 in accordance with the proposal as reflected in the report of the board of directors. A 6th subsection will be added to article 8, second paragraph, which will read as follows: “-when the capital increase occurs on the occasion of an optional stock dividend , whether this dividend is directly distributed in shares or paid out in cash which is immediately used to subscribe for new shares;”
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal VII:
(a)Addition of a new last paragraph to article 19, which will read as follows: “Moreover, the board of directors can also delegate the representation of the company with regard to its daily management to one or more persons, directors or not, who can act alone or together, as decided at their appointment.”
(b)Addition of a new second to last paragraph to article 24, which will read as follows: “For matters of daily management the company can be represented by one or more persons, who can act alone or together, as decided at their appointment.”
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal VIII:
(a)Article 28 will be replaced in its entirety as specified:
(b)Article 29 will be renamed and replaced in its entirety as specified:
(c)Article 30 will be renamed and replaced in its entirety as specified:
(d)In article 32 the term of “three weeks” will be replaced twice by “five weeks”
(e)Insertion under “Title IX: Transitional provisions” of a new article 46 at the end of the articles of association, which reads as specified
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal IX:
The meeting grants, with the power of substitution, the board of directors and the managing director the broadest authority useful or necessary to carry out the decisions to amend the articles of association and more specifically to amend the articles of association as a result of the Act on Shareholders’ Rights and to state and publish the ensuing modification and co-ordination of the articles of association as soon as they become effective
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011	Proposal X: After reading and discussion of the proposal the meeting approves the Merger proposal	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal XI:
The meeting approves the with a merger equated operation, through the acquisition of all the shares by Gimv NV (the “Acquiring company”) of VIM NV (the “Acquired Company”)through the acquisition of all the assets – all rights as well as all commitments – of the Acquired Company by the Acquiring Company conform the Merger Proposal. All transactions, done by the Acquired Company after April 1, 2011 will be considered done by the Acquiring Company for accounting purposes. The other conditions for the merger are set by the meeting as proposed in the Merger proposal. Furthermore it will be verified whether the condition precedent, formulated in the minutes of the extraordinary general meeting of the shareholders of the Acquired Company, which will be held beforehand, has been fulfilled, at which time the operation equated with a merger is accomplished.
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
GIMV NV	GIMB BB	n/a	June 29, 2011
Proposal XII:
The meeting grants the board of directors and the managing director, each with the authority to act separately and each with the power of substitution, a special authorization to represent the Company at one or more business offices to do all actions, make declarations, sign and deposit documents necessary for the registration, modification or cessation of the registration at the crossroads database for enterprises, and, in general, to do everything deemed useful and necessary in connection with the execution of this assignment, and this with regard not only to this operation equated with a merger but also with regard to earlier resolutions of the board of directors and the general meeting of the Company, as well as a special authorization to represent the Company towards all tax authorities, VAT included
					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Ratos AB	RATOB SS	n/a	October 6, 2010	Proposal I: Opening of the meeting and election of the Chairman of the meeting	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Ratos AB	RATOB SS	n/a	October 6, 2010	Proposal II: Approve the voting list	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Ratos AB	RATOB SS	n/a	October 6, 2010	Proposal III: Election of 2 persons to attest to the accuracy of the minutes together with the Chairman	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Ratos AB	RATOB SS	n/a	October 6, 2010	Proposal IV: Approve a decision on whether proper notice of the meeting has been made	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Ratos AB	RATOB SS	n/a	October 6, 2010	Proposal V: Approve the agenda for the meeting	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Ratos AB	RATOB SS	n/a	October 6, 2010	Proposal VI: Approve the Board’s proposal for decision regarding transfer of shares in the subsidiary hl forvaltning i stockholm ab to employees and others in the hl forvaltning i stockholm group	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Ratos AB	RATOB SS	n/a	October 6, 2010	Proposal VII: Approve the Board’s proposal for decision regarding transfer of shares in the subsidiary Stofa Holding Aps to employees and others in the Stofa Holding Group	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal I: To receive the audited financial statements for the year ended 31st December 2010	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal II: To approve the directors’ remuneration report for the year ended 31st December 2010	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal III: To re-elect Lord Jay as director	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal IV: To reappoint Grant Thornton UK LLP as auditors of the Company	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal V: To authorize the directors to agree the auditor’s remuneration	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal VI: To authorize the directors to allot shares pursuant to section 551 of the Companies Act 2006	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal VII: To authorize the directors to disapply pre-emption rights pursuant to sections 570 and 573 of the Companies Act 2006	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal VIII: To authorize the Company to make market purchases of its ordinary shares pursuant to section 701 of the Companies Act 2006	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Candover Investments PLC	CDI LN	n/a	May 18, 2011	Proposal IX: To approve general meetings (other than annual general meetings) to be held on not less than 14 clear days’ notice	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011	Proposal I: Review and approval of the annual accounts and report management, such as the board members management	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011	Proposal II: Review and approval of the proposal of the application of the result, and a dividend distribution of 0.10 Euros per share to be charged to bonus issue reserves	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011	Proposal III: Increase capital in 957.600 Euros to be charged to bonus issue reserves	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011	Proposal IV: Ratification of the appointment by cooptation of Mr Rafael Dominguez as external board member	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011	Proposal V: Re-election of auditors	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011
Proposal VI:
(1)Amendment of art 2 of the bylaws
(2)Amendment of art 8 of the bylaws
(3)Amendment of art 11,13 and 15 of the bylaws
(4)Amendment of art 22 of the bylaws
(5)Amendment of art 28 and 30 of the bylaws

					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011
Proposal VII:
(1)Amendment of the preamble of the general meeting
(2)Amendment of the art 2 and 3 of the general meeting bylaws
(3) Amendment of the art 4 and 5 of the general meeting bylaws
(4)Introduction of a new art 8
(5)Amendment the art 9 of the general meeting bylaws

					Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011	Proposal VIII: Delegation of powers	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011	Proposal IX: Informative voting on the report about board member remunerations	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A
Dinamia Capital Privado	DIN SM	n/a	June 6, 2011	Proposal X: Information about the amendments on the board members bylaws and internal bylaws of the stock markets	Board of Directors	Yes	In accordance with the Investment Act of 1940, shares were voted in the same proportion as the vote of other non-affiliated holders of such security.	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President

Date	August 31, 2011